Financial risk management, Accounting Classifications and Fair Values (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		$ 0
Financial assets and liabilities			$ 0	$ 0
Carrying Amount [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		313,491	47,694	71,878
Financial assets not measured at fair value [Abstract]
Financial assets		705,461	848,920	873,964
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(1,939)
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,473,711)	(1,435,088)	(1,637,468)
Carrying Amount [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,048,125)	(575,376)	(572,511)
Carrying Amount [Member] | Sale and Leaseback Liabilities [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(74,851)	(546,873)	(679,479)
Carrying Amount [Member] | Trade and Other Payables and Provisions [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	[1]	(350,735)	(312,839)	(385,478)
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Financial assets not measured at fair value [Abstract]
Financial assets		705,461	848,920	873,964
Carrying Amount [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		297,581	23,069	23,953
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		7,046
Financial assets not measured at fair value [Abstract]
Financial assets		52,799	64,133	69,626
Carrying Amount [Member] | Loans Receivable from Joint Venture [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0
Financial assets not measured at fair value [Abstract]
Financial assets		52,799	64,133	69,626
Carrying Amount [Member] | Loans Receivable from Joint Venture [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		267		449
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(163)	(1,048)
Carrying Amount [Member] | Forward Foreign Exchange Contracts [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		0
Carrying Amount [Member] | Forward Foreign Exchange Contracts [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		0
Carrying Amount [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		590	1,690	1,512
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(891)	(276)
Carrying Amount [Member] | Forward Freight Agreements [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Forward Freight Agreements [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		8,007	22,935	45,964
Carrying Amount [Member] | Interest Rate Swaps Used for Hedging [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Interest Rate Swaps Used for Hedging [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Interest Rate Caps [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0
Carrying Amount [Member] | Interest Rate Caps [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0
Carrying Amount [Member] | Interest Rate Caps [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0
Carrying Amount [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		297,581	23,069	23,953
Carrying Amount [Member] | Other Investments [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Other Investments [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		297,581	23,069	23,953
Carrying Amount [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[2]	450,087	487,677	568,436
Carrying Amount [Member] | Trade and Other Receivables, and Prepayments [Member] | Financial Assets at Amortised Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[2]	450,087	487,677	568,436
Carrying Amount [Member] | Trade and Other Receivables, and Prepayments [Member] | FVOCI Equity Instruments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[2]	0	0	0
Carrying Amount [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		10,000	13,542	13,381
Carrying Amount [Member] | Restricted Cash [Member] | Financial Assets at Amortised Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		10,000	13,542	13,381
Carrying Amount [Member] | Restricted Cash [Member] | FVOCI Equity Instruments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		103,609	195,271	141,621
Carrying Amount [Member] | Cash at Banks and on Hand [Member] | Financial Assets at Amortised Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		103,609	195,271	141,621
Carrying Amount [Member] | Cash at Banks and on Hand [Member] | FVOCI Equity Instruments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		88,966	88,297	80,900
Carrying Amount [Member] | Cash Retained in the Commercial Pools [Member] | Financial Assets at Amortised Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		88,966	88,297	80,900
Carrying Amount [Member] | Cash Retained in the Commercial Pools [Member] | FVOCI Equity Instruments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		15,910	24,625	47,925
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		7,046
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		267		449
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		590	1,690	1,512
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		8,007	22,935	45,964
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Interest Rate Caps [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[2]	0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(1,939)
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Sale and Leaseback Liabilities [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Trade and Other Payables and Provisions [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	[1]	0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Forward Foreign Exchange Contracts [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(163)	(1,048)
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Forward Freight Agreements [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(891)	(276)
Carrying Amount [Member] | Other Financial Liabilities [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			0
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,473,711)	(1,435,088)	(1,637,468)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,048,125)	(575,376)	(572,511)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Sale and Leaseback Liabilities [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(74,851)	(546,873)	(679,479)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Trade and Other Payables and Provisions [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities	[1]	(350,735)	(312,839)	(385,478)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Forward Foreign Exchange Contracts [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Carrying Amount [Member] | Other Financial Liabilities [Member] | Forward Freight Agreements [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			0	0
Fair Value [Member] | Loans Receivable from Joint Venture [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		7,046
Fair Value [Member] | Loans Receivable from Joint Venture [Member] | Level 1 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0
Fair Value [Member] | Loans Receivable from Joint Venture [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0
Fair Value [Member] | Loans Receivable from Joint Venture [Member] | Level 3 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		7,046
Fair Value [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		267		449
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(163)	(1,048)
Fair Value [Member] | Forward Foreign Exchange Contracts [Member] | Level 1 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Fair Value [Member] | Forward Foreign Exchange Contracts [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		267		449
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(163)	(1,048)
Fair Value [Member] | Forward Foreign Exchange Contracts [Member] | Level 3 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0
Fair Value [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		590	1,690	1,512
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(891)	(276)
Fair Value [Member] | Forward Freight Agreements [Member] | Level 1 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			0	0
Fair Value [Member] | Forward Freight Agreements [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		590	1,690	1,512
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			(891)	(276)
Fair Value [Member] | Forward Freight Agreements [Member] | Level 3 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value			0	0
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		8,007	22,935	45,964
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member] | Level 1 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		8,007	22,935	45,964
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member] | Level 3 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Fair Value [Member] | Interest Rate Caps [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0
Fair Value [Member] | Interest Rate Caps [Member] | Level 1 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0
Fair Value [Member] | Interest Rate Caps [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0
Fair Value [Member] | Interest Rate Caps [Member] | Level 3 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0
Fair Value [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		297,581	23,069	23,953
Fair Value [Member] | Other Investments [Member] | Level 1 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		284,981	0	0
Fair Value [Member] | Other Investments [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Fair Value [Member] | Other Investments [Member] | Level 3 [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		$ 12,600	$ 23,069	$ 23,953

[1]	Excluding provisions
[2]	Excluding prepayments